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MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.5%
	ASSET MANAGEMENT - 8.9%
20,395	Aker ASA	$ 1,442,664
1,301,304	Dundee Corporation(a)	1,277,883
23,237	EXOR N.V.(a)	1,916,584
		4,637,131
	BANKING - 14.8%
172,993	Bancolombia S.A.	1,278,501
2,070,179	IDFC First Bank Ltd.(a)	1,381,870
640,265,214	Itau CorpBanca Chile S.A.	1,376,191
467,377	Metro Bank plc(a)	838,738
180,362	Standard Chartered plc	1,701,225
55,210	UniCredit SpA	1,130,134
		7,706,659
	CHEMICALS - 1.4%
9,553	Nutrien Ltd.	743,032

	FORESTRY, PAPER & WOOD PRODUCTS - 2.0%
378,046	Canfor Pulp Products, Inc.(a)	1,041,693

	HOUSEHOLD PRODUCTS - 2.9%
23,858	Spectrum Brands Holdings, Inc.	1,527,389

	INSTITUTIONAL FINANCIAL SERVICES - 4.5%
1,099,660	Edelweiss Financial Services Ltd.	858,483
39,134	Jefferies Financial Group, Inc.	1,478,874
		2,337,357
	INSURANCE - 7.1%
338,700	Conduit Holdings Ltd.	2,012,483
420,887	Turkiye Sigorta A/S	220,852
690,303	Westaim Corporation (The)(a)	1,487,286
		3,720,621
	INTERNET MEDIA & SERVICES - 4.1%
348,897	Despegar.com Corporation(a)	2,145,717

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	LEISURE FACILITIES & SERVICES - 3.0%
186,705	Arcos Dorados Holdings, Inc., Class A	$ 1,542,183

	METALS & MINING - 11.7%
37,007	Cameco Corporation	1,011,580
192,752	Major Drilling Group International, Inc.(a)	1,508,612
424,903	Osisko Mining, Inc.(a)	962,178
31,270	Wheaton Precious Metals Corporation	1,302,396
261,934	Yamana Gold, Inc.	1,335,863
		6,120,629
	OIL & GAS PRODUCERS - 2.2%
111,495	International Petroleum Corporation(a)	1,125,114

	OIL & GAS SERVICES & EQUIPMENT - 8.8%
285,296	Enerflex Ltd.	1,892,133
55,998	Tidewater, Inc.(a)	2,734,943
		4,627,076
	REAL ESTATE INVESTMENT TRUSTS - 7.4%
3,476,153	Cromwell Property Group	1,554,986
6,284,764	Hammerson plc	2,298,013
		3,852,999
	REAL ESTATE OWNERS & DEVELOPERS - 7.9%
769,462	Emaar Properties PJSC	1,173,088
1,107,630	Sino Land Company Ltd.	1,419,527
920,917	Straits Trading Company Ltd.	1,557,149
		4,149,764
	RETAIL - CONSUMER STAPLES - 3.1%
541,700	Cia Brasileira de Distribuicao	1,613,804

	SPECIALTY FINANCE - 2.3%
15,927	Bajaj Holdings & Investment Ltd.	1,205,636

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	TRANSPORTATION & LOGISTICS - 4.4%
11,984	Copa Holdings S.A., Class A(a)	$ 1,106,722
160,239,617	Latam Airlines Group S.A.(a)	1,214,086
		2,320,808

	TOTAL COMMON STOCKS (Cost $42,435,210)	50,417,612

	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
1,963,162	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 4.36% (Cost $1,963,162)(b)	1,963,162

	TOTAL INVESTMENTS - 100.3% (Cost $44,398,372)	$ 52,380,774
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(147,755)
	NET ASSETS - 100.0%	$ 52,233,019

A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of February 28, 2023.

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
FEBRUARY 28, 2023

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Banking	14.8%
Metals & Mining	11.7%
Asset Management	8.9%
Oil & Gas Services & Equipment	8.8%
Real Estate Owners & Developers	7.9%
REIT	7.4%
Insurance	7.1%
Institutional Financial Services	4.5%
Transportation & Logistics	4.4%
Internet Media & Services	4.1%
Other	16.9%
Total	96.5%
Money Market Funds	3.8%
Liabilities in Excess of Other Assets	(0.3)%
Grand Total	100.0%

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
FEBRUARY 28, 2023

Diversification of Assets
Country	% of Net Assets
Canada	26.2%
United States	11.0%
United Kingdom	9.3%
India	6.6%
Italy	5.8%
Chile	5.0%
Argentina	4.1%
Bermuda	3.8%
Brazil	3.1%
Singapore	3.0%
Australia	3.0%
Uruguay	3.0%
Norway	2.8%
Hong Kong	2.7%
Colombia	2.4%
United Arab Emirates	2.2%
Panama	2.1%
Turkey	0.4%
Total	96.5%
Money Market Funds	3.8%
Liabilities in Excess of Other Assets	(0.3)%
Grand Total	100.0%